Annual Total Returns- Vanguard Value Index Fund (Investor) [BarChart] - Investor - Vanguard Value Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.00%	15.00%	32.85%	13.05%	(1.03%)	16.75%	16.99%	(5.55%)	25.67%	2.18%